UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/09

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  10/13/09
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   79,710
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iShares Barclays Tips Bond Fun SHS BEN INT      464287176     1991 19350.000SH       SOLE                18100.000          1250.000
3M Company                     COM              88579y101      535     7250 SH       SOLE                     6350               900
AT&T Inc.                      COM              00206r102     1075    39800 SH       SOLE                    38300              1500
Abbott Laboratories            COM              002824100     1578    31900 SH       SOLE                    30950               950
Allergan                       COM              018490102     1269    22350 SH       SOLE                    20550              1800
Ansys Inc                      COM              03662q105     2180    58250 SH       SOLE                    56250              2000
Apache Corp                    COM              037411105     1896    20650 SH       SOLE                    19250              1400
Apple Inc                      COM              037833100      214     1155 SH       SOLE                     1155
BHP Billiton ADR               COM              05545E209      515     7800 SH       SOLE                     7100               700
BP plc                         COM              055622104      539    10128 SH       SOLE                     9960               168
Bank of America Corp           COM              060505104      325    19182 SH       SOLE                    18782               400
Berkshire Hathaway A           COM              084670108     1111       11 SH       SOLE                        9                 2
Berkshire Hathaway B           COM              084670207     5071     1526 SH       SOLE                     1435                91
Buckle Inc                     COM              118440106      761    22300 SH       SOLE                    21900               400
Burlington Northern Santa Fe   COM              12189T104     2575    32250 SH       SOLE                    30550              1700
Chevron                        COM              166764100     2396    34021 SH       SOLE                    31937              2084
Cummins Inc                    COM              231021106     2162    48250 SH       SOLE                    45400              2850
Dentsply International         COM              249030107     1858    53807 SH       SOLE                    49607              4200
Expeditors Intl Wash           COM              302130109     3317    94357 SH       SOLE                    89557              4800
Express 1 Expedited Solutions  COM              30217Q108      142   149000 SH       SOLE                   149000
Exxon Mobil                    COM              30231g102     2248    32767 SH       SOLE                    30667              2100
Fastenal                       COM              311900104      653    16878 SH       SOLE                    16278               600
Flowserve                      COM              34354P105      636     6450 SH       SOLE                     6400                50
Freeport-McMoran Copper & Gold COM              35671d857      659     9600 SH       SOLE                     9300               300
Gabelli Global Gold Nat Res In COM              36244N109      393    25406 SH       SOLE                    24006              1400
Gafisa S.A. ADR                COM              362607301      223     7350 SH       SOLE                     7250               100
General Dynamics               COM              369550108     2896    44825 SH       SOLE                    42775              2050
General Electric Co            COM              369604103      381    23200 SH       SOLE                    19700              3500
Goldman Sachs                  COM              38141g104     1558     8450 SH       SOLE                     8300               150
Google Inc                     COM              38259P508      957     1930 SH       SOLE                     1908                22
Home Depot Inc                 COM              437076102      349    13104 SH       SOLE                    13104
IBM                            COM              459200101     1525    12750 SH       SOLE                    12450               300
Jacobs Engineering Group       COM              469814107     2539    55250 SH       SOLE                    54050              1200
Johnson & Johnson              COM              478160104     2646    43458 SH       SOLE                    40608              2850
Leucadia National              COM              527288104     2332    94350 SH       SOLE                    88450              5900
Manulife Financial Corp        COM              56501r106      203     9680 SH       SOLE                     9680
McDonalds Corp                 COM              580135101     2231    39100 SH       SOLE                    37950              1150
Microsoft Corp                 COM              594918104      694    27000 SH       SOLE                    25750              1250
Mission West Properties        COM              605203108      208    30835 SH       SOLE                    27235              3600
Monsanto                       COM              61166W101     1087    14050 SH       SOLE                    13250               800
Mosaic Company                 COM              61945A107      425     8850 SH       SOLE                     8550               300
Paychex, Inc                   COM              704326107     2180    75050 SH       SOLE                    71550              3500
Pepsico Incorporated           COM              713448108     2294    39100 SH       SOLE                    38000              1100
Petroleo Brasileiro ADR        COM              71654V408      597    13000 SH       SOLE                    12600               400
Plum Creek Timber              COM              729251108     2088    68150 SH       SOLE                    63750              4400
ProShares UltraShort 20yr+ ETF COM              74347R297      856    19450 SH       SOLE                    18650               800
Procter & Gamble               COM              742718109      388     6695 SH       SOLE                     6695
Prologis                       COM              743410102      359    30134 SH       SOLE                    28234              1900
Public Storage Inc             COM              74460d109     1783    23700 SH       SOLE                    22850               850
Research In Motion Ltd         COM              760975102      663     9800 SH       SOLE                     9600               200
SPDR S&P Dividend              COM              78464A763      630    14280 SH       SOLE                    13330               950
Spdr Gold Trust                COM              78463v107     1065    10775 SH       SOLE                     9775              1000
St. Joe Company                COM              790148100      367    12600 SH       SOLE                    11700               900
Stryker Corp                   COM              863667101     2030    44691 SH       SOLE                    41891              2800
Suncor Energy                  COM              867224107      311     9000 SH       SOLE                     8600               400
Sysco                          COM              871829107     1378    55450 SH       SOLE                    51850              3600
T. Rowe Price Group Inc        COM              74144T108      500    10950 SH       SOLE                    10750               200
Target Corp                    COM              87612e106      296     6350 SH       SOLE                     6350
Tata Motors ADR                COM              876568502      318    24500 SH       SOLE                    24500
Teck Resources                 COM              878742204      871    31600 SH       SOLE                    30000              1600
Teradata Corp                  COM              88076W103      369    13400 SH       SOLE                    12900               500
U.S. Bancorp                   COM              902973304     1265    57850 SH       SOLE                    55350              2500
Vale SA ADR                    COM              91912E105      928    40100 SH       SOLE                    37100              3000
Verizon Communications         COM              92343V104      610    20159 SH       SOLE                    20009               150
Wal-Mart Stores                COM              931142103      368     7500 SH       SOLE                     7300               200
Wells Fargo & Co               COM              949746101      844    29951 SH       SOLE                    27951              2000